Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Allowance for doubtful accounts receivable	$ 0.3	$ 0.3
Accumulated amortization, net	$ 42.5	$ 38.2	$ 27.2
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock authorized	100,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	1,000
Common stock issued	21,871,673	100	0
Common stock outstanding	21,871,673	100